Goodwill and Intangible Assets (Tables)	12 Months Ended
Sep. 30, 2013
Goodwill and Intangible Assets
Schedule of changes in carrying amount of goodwill by segment

	Wholesale/ US Nutrition	European Retail	Direct Response/ E-Commerce	North American Retail	Consolidated
Balance at September 30, 2011	$608,974	$312,496	$264,985	$25,744	$1,212,199
Foreign currency translation	4,587	3,529	—	—	8,116

Balance at September 30, 2012	613,561	316,025	264,985	25,744	1,220,315

Acquisitions	35,500	4,147	—	—	39,647
Foreign currency translation	(3,841)	4,681	—	—	840

Balance at September 30, 2013	$645,220	$324,853	$264,985	$25,744	$1,260,802

Schedule of carrying amounts of acquired other intangible assets

	2013		2012
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization	Amortization period (years)
Definite lived intangible assets
Brands and customer relationships	$913,971	$116,330	$885,866	$76,893	17–25
Tradenames and other	177,903	16,677	151,745	10,686	20–30

	1,091,874	133,007	1,037,611	87,579
Indefinite lived intangible asset
Tradenames	1,001,484	—	1,001,772	—

Total intangible assets	$2,093,358	$133,007	$2,039,383	$87,579